Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transaction with Related Parties [Abstract]
Due to related parties	$ 17	$ 615
Payment of dividends on preferred shares	$ 1,831	$ 1,833	$ 1,889
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Dividend rate percentage	5.00%		5.00%
Preferred stock, shares outstanding (in shares)	1,423,912	1,423,912
Payment of dividends on preferred shares	$ 1,780	$ 1,781	$ 1,834
Dividend per share (in dollars per share)	$ 1.25	$ 1.25	$ 1.25
Accrued dividends payable	$ 79	$ 84
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties	17	485
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	1,027	1,079	$ 1,345
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	$ 369	$ 340	286
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792	1,314,792
Payment of dividends on preferred shares	$ 1,643	$ 1,643	$ 1,643
Accrued dividends payable	$ 78	$ 77
Related Party [Member] | Andreas Michalopoulos [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	56,342	56,342